(Delaware Select Growth Fund)
What is the Fund's investment objective?
Delaware Select Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Select Growth Fund)	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Select Growth Fund)	Class A	Class B	Class C	Class R		Institutional Class
Management fees	0.73%	0.73%	0.73%	0.73%		0.73%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.60%		none
Other expenses	0.29%	0.29%	0.29%	0.29%		0.29%
Total annual fund operating expenses	1.27%	2.02%	2.02%	1.62%		1.02%
Fee waivers and expense reimbursements				(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.27%	2.02%	2.02%	1.52%		1.02%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees to no more than 0.50% of the Fund's average daily net assets from August 28, 2013 through February 27, 2015 or, if longer, until the Fund is offered to all new investors (as described under "Purchase and redemption of Fund shares").

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class R shares, this example reflects the net operating expenses with the Rule 12b-1 fee waiver for the contractual period and the total operating expenses without waivers for years 2 through 10. For Class A, Class B, Class C, and Institutional Class shares, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Select Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	955	1,232	2,021
Class B	605	909	1,313	2,155
Class C	305	634	1,088	2,348
Class R	155	501	872	1,914
Institutional Class	104	325	563	1,248

Expense Example, No Redemption (Delaware Select Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	205	634	1,088	2,155
Class C	205	634	1,088	2,348

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The portfolio managers will consider companies of any size or market capitalization. Using a bottom-up approach, the portfolio managers seek to select securities they believe have large end-market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. They also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. Holdings are generally sold for the following reasons: a better idea is found (that is, the stock is "crowded out" of the portfolio); an unexpected, negative fundamental change, including change in investment strategy; the holding's valuation becomes stretched past fair value; or portfolio construction considerations.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Issuer concentration risk — The portfolio generally holds 40 to 60 securities although, from time to time, the portfolio may hold fewer or more securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Company size risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk — The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Select Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of June 30, 2013, the Fund's Class A shares had a calendar year-to-date return of 9.22%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 23.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.96% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012
Average Annual Total Returns (Delaware Select Growth Fund)	Label	1 Year	5 Years	10 Years	Lifetime
Class A		8.68%	5.20%	9.58%
Class A return after taxes on distributions		8.68%	5.20%	9.58%
Class A return after taxes on distributions and sale of Fund shares		5.64%	4.49%	8.56%
Class B		10.45%	5.30%	9.57%
Class C		13.48%	5.66%	9.42%
Class R	(lifetime:6/2/03–12/31/12)	15.02%	6.18%		8.13%
Institutional Class		15.60%	6.73%	10.52%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		15.20%	3.15%	7.69%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Large Cap Core Fund)
What is the Fund's investment objective?
Delaware Large Cap Core Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

The Fund's investment manager, Delaware Management Company (Manager), is voluntarily waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual Fund operating expenses from exceeding 0.95% of the Fund's average daily net assets from August 28, 2013 until such time as the voluntary expense cap is discontinued. In addition, the Fund's distributor, Delaware Distributor, L.P. (Distributor), has voluntarily agreed to waive all 12b-1 fees. After giving effect to the Manager's and Distributor's voluntary waivers, the total net annual Fund's operating expenses for the Fund's Class A, Class C, Class R, and Institutional Class shares are 0.95%. The Manager's and Distributor's waivers and/or reimbursements may be discontinued at any time because they are voluntary.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Large Cap Core Fund)	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Large Cap Core Fund)	Class A	Class C	Class R	Institutional Class
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	0.60%	none
Other expenses	1.42%	1.42%	1.42%	1.42%
Total annual fund operating expenses	2.32%	3.07%	2.67%	2.07%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Large Cap Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	797	1,258	1,744	3,078
Class C	410	948	1,611	3,383
Class R	270	829	1,415	3,003
Institutional Class	210	649	1,114	2,400

Expense Example, No Redemption (Delaware Large Cap Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	310	948	1,611	3,383

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund's investment manager, Delaware Management Company (Manager), will invest the Fund's assets primarily in common stocks of large companies that the Manager believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (80% policy). The Fund currently defines large-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the S&P 500® Index. While the market capitalization of companies in the S&P 500 Index ranged from approximately $2 billion to $402 billion as of June 30, 2013, the Fund will normally invest in common stock of companies with market capitalizations of at least $2 billion at the time of purchase. The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Large Cap Core Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of June 30, 2013, the Fund's Class A shares had a calendar year-to-date return of 12.31%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 15.91% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.71% for the quarter ended Dec. 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012
Average Annual Total Returns (Delaware Large Cap Core Fund)	Label	1 Year	5 Years	Lifetime
Class A	Lifetime (8/31/06 to 12/31/12)	8.48%	(0.57%)	1.96%
Class A return after taxes on distributions	Lifetime (8/31/06 to 12/31/12)	8.33%	(0.71%)	1.68%
Class A return after taxes on distributions and sale of Fund shares	Lifetime (8/31/06 to 12/31/12)	5.71%	(0.51%)	1.61%
Class C	Lifetime (8/31/06 to 12/31/12)
Class R	Lifetime (8/31/06 to 12/31/12)
Institutional Class	Lifetime (8/31/06 to 12/31/12)	15.05%	0.61%	2.92%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Lifetime (8/31/06 to 12/31/12)	16.00%	1.66%	3.63%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.